ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - RESTATED	12 Months Ended
Mar. 31, 2026
Accounts Payable And Accrued Liabilities - Restated
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - RESTATED

NOTE 14. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - RESTATED

At March 31, 2026 and 2025, accounts payable and accrued liabilities were comprised of the following (in thousands):

	As of March 31,
	2026	2025

Accounts payable	$2,413	$427
Accrued other professional fees	—	262
Accrued accounting and auditing fees	73	155
Accrued bonuses and other payroll-related expenses	913	89
Accrued CRO	—	80
Accrued legal fees	414	60
Accrued clinical and R&D services	—	14
Capital expenditures	333	0
Other	—	13
Total accounts payable and accrued liabilities	$4,146	$1,100